Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 93.74%	Value
	Aerospace & Defense - 2.51%
36,710	Raytheon Technologies Corp.	$3,155,592

	Air Freight & Logistics - 1.28%
7,377	Fedex Corp.	1,617,702

	Auto Components - 2.11%
17,871	Aptiv PLC (a)(b)	2,662,243

	Banks - 7.01%
40,582	Citigroup, Inc.	2,848,045
116,021	First Foundation, Inc.	3,051,352
15,179	First Republic Bank	2,927,726
		8,827,123
	Beverages - 1.47%
12,317	PepsiCo, Inc.	1,852,600

	Biotechnology - 1.79%
12,406	Vertex Pharmaceuticals, Inc. (a)	2,250,324

	Capital Markets - 2.84%
9,446	Goldman Sachs Group, Inc.	3,570,871

	Chemicals - 3.79%
46,767	Corteva, Inc.	1,967,955
43,550	H.B. Fuller Co.	2,811,588
		4,779,543
	Communications Equipment - 4.61%
8,019	Arista Networks, Inc. (a)	2,755,649
56,018	Cisco Systems, Inc.	3,049,060
		5,804,709
	Electric Utilities - 1.58%
41,129	Exelon Corp.	1,988,176

	Electrical Equipment - 2.25%
19,011	Eaton Corp. PLC (b)	2,838,532

	Entertainment - 2.46%
21,806	Electronic Arts, Inc.	3,101,904

	Food & Staples Retailing - 3.09%
86,331	Sprouts Farmers Market, Inc. (a)	2,000,289
13,616	Walmart, Inc.	1,897,798
		3,898,087
	Health Care Equipment & Supplies - 3.43%
9,511	Becton, Dickinson & Co.	2,337,994
15,781	Medtronic PLC (b)	1,978,148
		4,316,142
	Health Care Providers & Services - 3.70%
12,502	Cigna Corp.	2,502,401
7,678	Laboratory Corp. of America Holdings (a)	2,160,896
		4,663,297
	Health Care Technology - 1.85%
33,004	Cerner Corp.	2,327,442

	Hotels, Restaurants & Leisure - 1.86%
21,229	Starbucks Corp.	2,341,771

	Industrial Conglomerates - 1.78%
12,767	3M Co.	2,239,587

	Insurance - 1.45%
20,173	Progressive Corp.	1,823,438

	Interactive Media & Services - 4.60%
2,172	Alphabet, Inc. - Class C (a)(c)	5,789,053

	Internet & Direct Marketing Retail - 3.90%
890	Amazon.com, Inc. (a)	2,923,686
28,567	eBay, Inc.	1,990,263
		4,913,949
	IT Services - 1.78%
18,414	Fidelity National Information Services, Inc.	2,240,616

	Machinery - 2.21%
33,783	Otis Worldwide Corp.	2,779,665

	Multi-Utilities - 1.36%
13,546	Sempra Energy	1,713,569

	Oil, Gas & Consumable Fuels - 2.65%
19,277	Chevron Corp.	1,955,652
17,219	EOG Resources, Inc.	1,382,169
		3,337,821
	Pharmaceuticals - 1.63%
34,655	Bristol-Myers Squibb Co.	2,050,536

	Semiconductors & Semiconductor Equipment - 1.69%
15,202	Silicon Laboratories, Inc. (a)	2,130,712

	Software - 13.74%
9,828	Fortinet, Inc. (a)	2,870,169
5,689	Intuit, Inc.	3,069,273
19,185	Microsoft Corp.	5,408,635
12,898	Salesforce.com, Inc. (a)	3,498,196
16,999	Splunk, Inc. (a)	2,459,925
		17,306,198
	Technology Hardware, Storage & Peripherals - 3.79%
33,712	Apple, Inc.	4,770,248

	Textiles, Apparel & Luxury Goods - 3.24%
58,863	Gildan Activewear, Inc. (b)	2,149,088
47,984	Steven Madden, Ltd.	1,927,038
		4,076,126
	Wireless Telecommunication Services - 2.29%
22,603	T-Mobile US, Inc. (a)	2,887,759

	TOTAL COMMON STOCKS (Cost $65,478,525)	118,055,335

	REITs - 5.31%
133,229	AGNC Investment Corp.	2,101,021
15,488	Camden Property Trust	2,284,015
47,521	CubeSmart	2,302,393
	TOTAL REITs (Cost $4,640,794)	6,687,429

	MONEY MARKET FUND - 1.05%
1,315,654	First American Government Obligations Fund, Class X, 0.03% (d)	1,315,654
	TOTAL MONEY MARKET FUND (Cost $1,315,654)	1,315,654

	Total Investments in Securities (Cost $71,434,973) - 100.10%	126,058,418
	Liabilities in Excess of Other Assets - (0.10)%	(123,599)
	NET ASSETS - 100.00%	$125,934,819

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2021.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$11,778,716	$-	$-	$11,778,716
Consumer Discretionary	13,994,088	-	-	13,994,088
Consumer Staples	5,750,687	-	-	5,750,687
Energy	3,337,821	-	-	3,337,821
Financials	14,221,432	-	-	14,221,432
Health Care	15,607,742	-	-	15,607,742
Industrials	12,631,079	-	-	12,631,079
Information Technology	32,252,482	-	-	32,252,482
Materials	4,779,543	-	-	4,779,543
Utilities	3,701,745	-	-	3,701,745
Total Common Stocks	118,055,335	-	-	118,055,335
REITs	6,687,429	-	-	6,687,429
Money Market Fund	1,315,654	-	-	1,315,654
Total Investments in Securities	$126,058,418	$-	$-	$126,058,418

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.